Related Parties - Additional Information (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Key management executive officers personnel loans	₺ 0	₺ 0
Amount of letters of guarantee given to the related parties	₺ 585,510	₺ 481,654